Accounts and notes payable and accruals and other current liabilities	12 Months Ended
Dec. 31, 2023
Accounts and notes payable and accruals and other current liabilities
Accounts and notes payable and accruals and other current liabilities

10. Accounts and notes payable and accruals and other current liabilities

Accounts and notes payable consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Commission payables to network partners and location partners	546,739	408,444
Entry fees payable to location partners	46,359	28,345
Payables for purchase of goods	185,736	273,906
Payables for maintenance cost	23,631	21,453
Others	7,732	32,593
Total	810,197	764,741

Accruals and other current liabilities consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Customer deposits	229,356	250,849
Advance from network partners	—	27,961
Contract liabilities(a)	—	18,681
Warranty liabilities	—	7,399
Derivative liabilities	2,592	—
Others	36,059	32,069
Total	268,007	336,959
(a)	The following table shows a reconciliation in the current reporting period related to carried-forward contract liabilities:

Year Ended
December 31,2023
RMB
Contract liabilities - beginning of year	—
Additions	67,033
Recognition	(48,352)
Contract liabilities - end of year	18,681

As of December 31, 2023, contract liabilities are primarily derived from the contracts with enterprise customers for the new business initiative. Substantially all of the balance of contract liabilities are generally recognized as revenue within one year.